Quarterly Results of Operations	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations
(22)	Quarterly Results of Operations: (Unaudited)

Summarized unaudited quarterly operating results for the year ended December 31, 2015:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
December 31, 2015:
Interest and dividend income	$9,195	7,919	8,012	7,996
Interest expense	1,633	1,612	1,633	1,672

Net interest income	7,562	6,307	6,379	6,324
Provision for loan losses	215	270	275	291

Net interest income after provision for loan losses	7,347	6,037	6,104	6,033
Noninterest income	1,913	1,868	1,936	1,885
Noninterest expense	7,470	8,234	7,553	7,188

Income (loss) before income taxes	1,790	(329)	487	730
Income tax expense (benefit)	435	(212)	(23)	74

Net income (loss)	$1,355	(117)	510	656

Basic earnings (loss) per share	$0.20	(0.02)	0.08	0.10

Diluted earnings (loss) per share	$0.20	(0.02)	0.08	0.10

Weighted average shares outstanding:
Basic	6,732,456	6,425,687	6,359,556	6,328,324

Diluted	6,732,456	6,425,687	6,359,556	6,328,324

Summarized unaudited quarterly operating results for the year ended December 31, 2014:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
December 31, 2014:
Interest and dividend income	$8,658	8,734	8,994	8,294
Interest expense	2,338	2,354	2,186	2,001

Net interest income	6,320	6,380	6,808	6,293
Provision for loan losses	380	(261)	(892)	(1,500)

Net interest income after provision for loan losses	5,940	6,641	7,700	7,793
Noninterest income	1,598	1,945	2,393	1,904
Noninterest expense	7,324	7,447	7,563	11,582

Income (loss) before income taxes	214	1,139	2,530	(1,885)
Income tax expense (benefit)	(140)	214	577	(852)

Net income (loss)	$354	925	1,953	(1,033)

Basic earnings (loss) per share	$0.05	0.13	0.27	(0.14)

Diluted earnings (loss) per share	$0.05	0.13	0.27	(0.14)

Weighted average shares outstanding:
Basic	7,416,716	7,376,726	7,265,597	7,165,957

Diluted	7,416,716	7,376,726	7,265,597	7,165,957